UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900

Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts             02/14/08
   ---------------------      ---------------------             --------
       [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $140,578
                                        (thousands)

List of Other Included Managers:  NONE.

                                                     FORM 13F INFORMATION TABLE
         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COL 7          COULMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED   NONE
      --------------         --------------    -----    ---------  -------   --- ----   ----------   -----  ----      ------   ----
AURIZON MINES LTD                 COM         05155P106   7,093   1,823,300  SH         SOLE                1,823,300 0        0
ELDORADO GOLD CORP NEW            COM         284902103  11,933   2,057,600  SH         SOLE                2,057,600 0        0
MAG SILVER CORP                   COM         55903Q104  15,479   1,102,800  SH         SOLE                1,102,800 0        0
NATIONAL COAL CORP              COM NEW       632381208  11,121   2,000,000  SH         SOLE                2,000,000 0        0
PLATINUM GROUP METALS LTD       COM NEW       72765Q205  20,520   5,129,904  SH         SOLE                5,129,904 0        0
STREETTRACKS GOLD TR            GOLD SHS      863307104  53,549     649,399  SH         SOLE                  649,399 0        0
URANIUM RES INC              COM PAR $0.001   916901507  20,883   1,673,308  SH         SOLE                1,673,308 0        0




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